LONG SERVICE AWARDS ("LSA") PROVISIONS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2021 USD ($)
LONG SERVICE AWARDS ("LSA") PROVISIONS
Long service award provisions	Rp 1,206	Rp 1,254		$ 85
Long service award expense	Rp 153	Rp 290	Rp 290